Stockholders' Equity (Tables)	12 Months Ended
May 29, 2016
Stockholders' Equity Note [Abstract]
Accumulated Other Comprehensive Income (Loss)
The components of accumulated other comprehensive income (loss), net of tax, are as follows:

(in millions)	Foreign Currency Translation Adjustment	Unrealized Gains (Losses) on Marketable Securities	Unrealized Gains (Losses) on Derivatives	Benefit Plan Funding Position	Accumulated Other Comprehensive Income (Loss)
Balances at May 25, 2014	$(4.7)	$0.1	$(50.4)	$(73.1)	$(128.1)
Gain (loss)	(4.3)	—	2.1	3.1	0.9
Reclassification realized in net earnings	7.3	—	29.2	4.1	40.6
Balances at May 31, 2015	$(1.7)	$0.1	$(19.1)	$(65.9)	$(86.6)
Gain (loss)	0.5	—	2.0	(23.5)	(21.0)
Reclassification realized in net earnings	—	—	21.0	(0.4)	20.6
Balances at May 29, 2016	$(1.2)	$0.1	$3.9	$(89.8)	$(87.0)

Reclassification out of Accumulated Other Comprehensive Income
The following table presents the amounts and line items in our consolidated statements of earnings where other adjustments reclassified from AOCI into net earnings were recorded:

		Fiscal Year
(in millions) AOCI Components	Location of Gain (Loss) Recognized in Earnings	May 29, 2016	May 31, 2015
Derivatives
Equity contracts	(1)	$2.1	$(1.0)
Interest rate contracts	(2)	(37.4)	(45.7)
	Total before tax	$(35.3)	$(46.7)
	Tax benefit	14.3	17.5
	Net of tax	$(21.0)	$(29.2)

Benefit plan funding position
Pension/postretirement plans
Actuarial losses	(3)	$(2.8)	$(2.6)
Settlement loss	(3)	—	(6.1)
Total - pension/postretirement plans		$(2.8)	$(8.7)
Recognized net actuarial gain - other plans	(4)	3.4	1.8
	Total before tax	$0.6	$(6.9)
	Tax benefit	(0.2)	2.8
	Net of tax	$0.4	$(4.1)

(1)	Primarily included in restaurant labor costs and general and administrative expenses. See Note 8 for additional details.

(2)
Included in interest, net, on our consolidated statements of earnings. Reclassifications primarily related to the acceleration of hedge loss amortization resulting from the pay down of the associated long-term debt.

(3)
Included in the computation of net periodic benefit costs - pension and postretirement plans, which is a component of restaurant labor expenses and general and administrative expenses. See Note 14 for additional details.

(4)	Included in the computation of net periodic benefit costs - other plans, which is a component of general and administrative expenses.